Notes to the Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Changes in Liabilities Arising From Financing Activities

	Interest- bearing loans and borrowings RMB million	Bonds payable RMB million	Lease liabilities RMB million	Securities sold under agreements to repurchase RMB million	Other liability- payable to the third- party holders of consolidated structured entities RMB million	Other liability- interest payable related to financing activities RMB million	Total RMB million
At 1 January 2018	18,794	—	—	87,309	6,252	127	112,482
Changes from financing cash flows	727	—	—	104,832	3,155	(3,990)	104,724
Foreign exchange movement	629	—	—	—	—	—	629
Interest expense	—	—	—	—	—	4,115	4,115

At 31 December 2018	20,150	—	—	192,141	9,407	252	221,950

At 1 January 2019	20,150	—	2,185	192,141	9,407	252	224,135
Changes from financing cash flows	(242)	34,988	(1,348)	(73,552)	11,993	(3,072)	(31,233)
Foreign exchange movement	137	—	—	—	—	—	137
Changes arising from losing control of consolidated structured entities	—	—	—	(501)	—	—	(501)
New leases	—	—	2,239	—	—	—	2,239
Interest expense	—	2	106	—	—	4,147	4,255
Others	—	—	(91)	—	—	—	(91)

At 31 December 2019	20,045	34,990	3,091	118,088	21,400	1,327	198,941

	Interest- bearing loans and borrowings RMB million	Bonds payable RMB million	Lease liabilities RMB million	Securities sold under agreements to repurchase RMB million	Other liability- payable to the third- party holders of consolidated structured entities RMB million	Other liability- interest payable related to financing activities RMB million	Total RMB million
At 1 January 2020	20,045	34,990	3,091	118,088	21,400	1,327	198,941
Changes from financing cash flows	317	—	(1,618)	4,912	21,254	(3,639)	21,226
Foreign exchange movement	(806)	—	—	—	—	—	(806)
Changes arising from losing control of consolidated structured entities	—	—	—	(751)	—	—	(751)
New leases	—	—	1,156	—	—	—	1,156
Interest expense	—	2	113	—	—	3,632	3,747
Others	—	—	(78)	—	—	—	(78)

At 31 December 2020	19,556	34,992	2,664	122,249	42,654	1,320	223,435